STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
REVENUES	$ 129	$ 174
OPERATING EXPENSES
Research and Development	28,146	25,805	17,023
General and Administrative	5,504	6,002	3,733
TOTAL OPERATING LOSS	33,521	31,633	20,756
FINANCIAL EXPENSES (INCOME), net	(1,318)	(65)	15
LOSS FOR THE YEAR	$ 32,203	$ 31,568	$ 20,771
BASIC AND DILUTED LOSS PER ORDINARY SHARE	$ 1.8	$ 5.02	$ 3.3
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	17,867,589	6,290,244	6,290,242